Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Derivatives Hedging Accounting (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
HEDGING DERIVATIVES, ASSETS	€ 2,892	€ 2,485	€ 2,833
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	(21)	(25)	17
Liabilities Abstract
HEDGING DERIVATIVES, LIABILITIES	2,680	2,880	2,347
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	€ 0	€ (7)	€ 0